Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities:
Net income:	$ 54,010	$ 53,260	$ 34,052
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	31,806	31,710	31,797
Amortization and write-off of deferred financing fees	2,032	2,285	2,527
Deferred revenue amortization	(675)	222	400
Amortization of deferred charges	216	501	217
Dry-docking and special survey costs	12,791	(0)	(0)
Loss/ (Gain) on derivative financial instruments	(33,655)	(10,104)	3,148
Gain on Debt extinguishment	(2,072)	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	23	294	(241)
Prepayments and other assets	(1,284)	(505)	156
Inventories	24	(101)	(90)
Due from/to related parties	2,369	(2,603)	(496)
Trade accounts payable	(9,526)	1,280	(1,033)
Accrued liabilities	1,070	(235)	6
Deferred charges	0	(9)	(90)
Unearned revenue	195	3,596	(1,750)
Net cash provided by Operating Activities	57,324	79,591	68,603
Cash flows from Investing Activities:
Ballast water treatment system installation	(3,635)	0	0
Net cash used in Investing Activities	(3,635)	0	0
Cash flows from Financing Activities:
Net proceeds from issuance of common units	0	3,407	297
Payment of securities registration and other filing costs	0	(14)	(90)
Distributions declared and paid	(11,563)	(11,563)	(11,563)
Repayment of long-term debt	(64,893)	(48,000)	(48,000)
Other payments	(1,789)	0	0
Receipt/ (Payment) of derivative instruments	7,409	(1,385)	(474)
Net cash used in Financing Activities	(70,836)	(57,555)	(59,830)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(17,147)	22,036	8,773
Cash and cash equivalents and restricted cash at beginning of the year	97,015	74,979	66,206
Cash and cash equivalents and restricted cash at end of the year	79,868	97,015	74,979
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	48,598	47,015	24,979
Restricted cash	31,270	50,000	50,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	79,868	97,015	74,979
Cash paid during the year for:
Interest	$ 25,397	$ 18,777	$ 24,440